UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

June 30, 2006

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Financial Statements

Schedule of Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplemental Information

Proxy Voting and Form N-Q Information	13

Expense Examples	14

Portfolio Holdings	15

Trustee and Officer Information	16

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments
Diversified Stock Fund  June 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.9%)
Chesham Finance, 5.30%, 7/3/06	$1,271	$1,271
Total Commercial Paper (Cost $1,271)		1,271
Common Stocks (97.6%)
Aerospace/Defense (1.8%)
Honeywell International, Inc.	19,700	794
Aluminum (1.7%)
Alcoa, Inc.	22,900	741
Banks (3.6%)
Bank of America Corp.	27,200	1,309
North Fork Bancorporation, Inc.	8,700	262
		1,571
Biotechnology (4.4%)
Amgen, Inc. (b)	29,700	1,937
Brokerage Services (1.0%)
Merrill Lynch & Co., Inc.	6,400	445
Chemicals (0.7%)
Celanese Corp., Series A	16,202	331
Chemicals — General (1.1%)
PPG Industries, Inc.	7,200	475
Computers & Peripherals (9.0%)
Cisco Systems, Inc. (b)	56,700	1,107
Dell, Inc. (b)	25,600	625
International Business Machines Corp.	21,000	1,614
Research in Motion Ltd. (b)	9,600	670
		4,016
Cosmetics & Toiletries (2.9%)
Procter & Gamble Co.	23,000	1,279
Electronics (4.5%)
General Electric Co.	60,300	1,987
Engineering (2.2%)
ABB Ltd., ADR	73,500	953
Financial & Insurance (0.8%)
Ambac Financial Group, Inc.	4,531	367
Financial Services (4.3%)
American Express Co.	13,100	697
Capital One Financial Corp.	4,500	385
Morgan Stanley	12,666	800
		1,882
Food Processing & Packaging (1.7%)
General Mills, Inc.	14,332	740

See notes to schedule of investments and notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Forest Products — Lumber & Paper (1.4%)
Weyerhaeuser Co.	9,900	$616
Health Care (3.4%)
McKesson Corp.	5,500	260
Medtronic, Inc.	26,700	1,253
		1,513
Heavy Machinery (3.3%)
Caterpillar, Inc.	10,700	797
Deere & Co.	7,712	644
		1,441
Insurance (5.7%)
American International Group, Inc.	23,624	1,395
CIGNA Corp.	3,400	335
Genworth Financial, Inc., Class A	6,600	230
Marsh & McLennan Cos., Inc.	20,600	554
		2,514
Internet Business Services (1.4%)
Symantec Corp. (b)	40,600	631
Internet Service Provider (2.4%)
Yahoo, Inc. (b)	31,700	1,046
Manufacturing — Miscellaneous (2.1%)
Siemens AG, ADR	10,900	946
Media (2.2%)
Time Warner, Inc.	56,700	981
Mining (1.4%)
Newmont Mining Corp.	11,600	614
Oil & Gas Exploration, Production & Services (4.5%)
Canadian Natural Resources Ltd.	2,100	116
Hess Corp.	15,600	824
Transocean, Inc. (b)	13,037	1,048
		1,988
Oilfield Services & Equipment (5.9%)
Halliburton Co.	25,000	1,856
Weatherford International Ltd. (b)	16,513	819
		2,675
Pharmaceuticals (4.1%)
Novartis AG, ADR	12,300	663
Pfizer, Inc.	49,305	1,157
		1,820
Real Estate Investment Trusts (0.6%)
Equity Office Properties Trust	7,402	270
Retail — Discount (0.8%)
TJX Cos., Inc.	15,500	354

See notes to schedule of investments and notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Specialty Stores (1.5%)
Tiffany & Co.	19,800	$654
Semiconductors (2.9%)
Intel Corp.	67,000	1,270
Software & Computer Services (8.3%)
First Data Corp.	25,300	1,140
Microsoft Corp.	44,900	1,046
Oracle Corp. (b)	104,400	1,513
		3,699
Telecommunications-Services & Equipment (0.9%)
Nokia Corp., ADR	19,500	395
Tobacco (1.6%)
UST, Inc.	15,500	700
Transportation Services (2.1%)
United Parcel Service, Inc., Class B	11,200	922
Utilities-Telecommunications (1.4%)
Sprint Nextel Corp.	30,100	602
Total Common Stocks (Cost $40,583)		43,169
Total Investments (Cost $41,854) (a) — 100.5%		44,440
Liabilities in excess of other assets — (0.5)%		(214)
NET ASSETS — 100.0%		$44,226

Notes to Schedule of Portfolio Investments

(a)  Represents cost for financial reporting purposes.

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments For Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$41,909	$3,766	$(1,235)	$2,531

(b) Non-income producing securities

ADR — American Depositary Receipts

See notes to schedule of investments and notes to financial statements.

  Statement of Assets and Liabilities
The Victory Variable Insurance Funds  June 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $41,854)	$44,440
Cash	50
Interest and dividends receivable	25
Receivable for capital shares issued	62
Receivable from brokers for investments sold	61
Prepaid expenses	1
Total Assets	44,639
LIABILITIES:
Payable to brokers for investments purchased	234
Payable for capital shares redeemed	55
Accrued expenses and other payables:
Investment advisory fees	11
Administration fees	4
Shareholder servicing fees	69
12b-1 fees	8
Accounting Fees	11
Custodian fees	12
Transfer agent fees	1
Other	8
Total Liabilities	413
NET ASSETS:
Capital	39,506
Net unrealized appreciation from investments	2,586
Accumulated net realized gains from investment transactions	2,134
Net Assets	$44,226
Outstanding units of beneficial interest (shares)	3,771
Offering and redemption price per share	$11.73

See notes to financial statements.

  Statement of Operations
The Victory Variable Insurance Funds  For the Six Months Ended June 30, 2006

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$52
Dividend income	293
Total Income	345
Expenses:
Investment advisory fees	66
Administration fees	20
Shareholder servicing fees	47
12b-1 fees	51
Accounting fees	28
Custodian fees	23
Legal and audit fees	25
Trustees' fees and expenses	2
Chief Compliance Officer fees and expenses	1
Transfer agent fees	2
Printing fees	4
Other	1
Total Expenses	270
Expenses waived/reimbursed by Adviser	(2)
Net Expenses	268
Net Investment Income	77
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,188
Net change in unrealized appreciation/depreciation from investments	(1,618)
Net realized/unrealized gains from investments	570
Change in net assets resulting from operations	$647

See notes to financial statements.

  Statements of Changes in Net Assets
The Victory Variable Insurance Funds

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
Operations:
Net investment income	$77	$51
Net realized gains from investment transactions	2,188	1,972
Net change in unrealized appreciation/depreciation from investments	(1,618)	1,104
Change in net assets resulting from operations	647	3,127
Distributions to Shareholders:
From net investment income	(102)	(26)
From net realized gains from investment transactions	(1,334)	—
Change in net assets from distributions to shareholders	(1,436)	(26)
Capital Transactions:
Proceeds from shares issued	6,756	14,710
Dividends reinvested	1,436	26
Cost of shares redeemed	(3,823)	(5,014)
Change in net assets from capital transactions	4,369	9,722
Change in net assets	3,580	12,823
Net Assets:
Beginning of period	40,646	27,823
End of period	$44,226	$40,646
Share Transactions:
Issued	550	1,318
Reinvested	125	2
Redeemed	(313)	(447)
Change in Shares	362	873
Accumulated undistributed net investment income	$—	$25

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Diversified Stock Fund
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.92		$10.97	$10.06	$7.48	$9.83	$9.87
Investment Activities:
Net investment income	0.02		0.02	0.06	0.03	0.05	0.04
Net realized and unrealized gains (losses) on investments	0.19		0.94	0.91	2.58	(2.35)	(0.01)
Total from Investment Activities	0.21		0.96	0.97	2.61	(2.30)	0.03
Distributions
Net investment income	(0.03)		(0.01)	(0.06)	(0.03)	(0.05)	(0.04)
Net realized gains	(0.37)		—	—	—	—	(0.03)
Total Distributions	(0.40)		(0.01)	(0.06)	(0.03)	(0.05)	(0.07)
Net Asset Value, End of Period	$11.73		$11.92	$10.97	$10.06	$7.48	$9.83
Total Return	1.78	%(a)	8.75%	9.67%	34.97%	(23.44)%	0.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$44,226		$40,646	$27,823	$22,215	$16,806	$20,431
Ratio of expenses to average net assets	1.22	%(b)	1.40%	1.50%	1.50%	1.06%	1.00%
Ratio of net investment income to average net assets	0.35	%(b)	0.15%	0.65%	0.35%	0.57%	0.43%
Ratio of expenses to average net assets*	1.23	%(b)	1.47%	1.76%	1.70%	1.38%	1.64%
Ratio of net investment income (loss) to average net assets*	0.34	%(b)	0.08%	0.39%	0.15%	0.25%	(0.21)%
Portfolio turnover	61	%(a)	83%	103%	97%	86%	62%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

See notes to financial statements.

  Notes to Financial Statements
The Victory Variable Insurance Funds  June 30, 2006

  (Unaudited)

1  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq/NMS, including American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees (the "Board).

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. re-class of market discounts, gain/loss, paydowns, and distributions), such amounts are

Continued

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2006

  (Unaudited)

reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2006 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$27,914	$24,511	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. Key Bank, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., and the Adviser serve as the Fund's co-administrators. For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion.

BISYS Ohio also serves as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction fees, which are accrued daily and payable on a monthly basis, and an annual fee of $35,000 if the Fund's average daily net assets are less than $175 million or $60,000 if the Fund's average daily net assets are in excess of $175 million.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees and complex-level fees.

Continued

  Notes to Financial Statements — continued
The Victory Variable Insurance Funds  June 30, 2006

  (Unaudited)

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc., (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS Ohio.

Pursuant to the Trust's 12b-1 Plan, the Distributor receives a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

The Adviser, BISYS Ohio, or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. These amounts are not available to be recouped at a future time.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.08% on $200 million for providing the Line of Credit. For the period ended June 30, 2006, the Trust paid approximately $1 to KeyCorp for the Line of Credit fee (amount in thousands). As of June 30, 2006, the Fund had no loans outstanding.

The Victory Variable Insurance Funds  Supplemental Information

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Expense Examples

As a shareholder of the Victory Variable Insurance Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expense Paid During Period* 1/1/06-6/30/06	Expense Ratio During Period 1/1/06-6/30/06
Diversified Stock Fund	$1,000.00	$1,017.80	$6.10	1.22%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Variable Insurance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expense Paid During Period* 1/1/06-6/30/06	Expense Ratio During Period 1/1/06-6/30/06
Diversified Stock Fund	$1,000.00	$1,018.74	$6.11	1.22%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Variable Insurance Diversified Stock Fund

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. In addition to the Trust, each Trustee oversees one portfolio in The Victory Variable Insurance Funds and 20 portfolios in The Victory Portfolios. The Victory Variable Insurance Funds, The Victory Portfolios and The Victory Institutional Funds are registered investment companies that, together with the Trust, comprise the "Victory Fund Complex." There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee's address is c/o The Victory Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	February 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2003	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	February 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	February 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	August 2003	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	August 2003	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	August 2003	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2003	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	August 2003	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust for serving as the Funds' administrator, transfer agent, dividend disbursing agent and servicing agent.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director, the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004-July 2005). CFO, Advisor Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 52	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 42	Assistant Vice President and Anti-Money Laundering Compliance Officer	May 2004	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

1WF-SEMI-AR 8/06

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President

Date	August 25, 2006

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	August 25, 2006